Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Borrowings
Short-Term Debt

($ in millions)
At December 31:	2020	2019
Commercial paper	$—	$304
Short-term loans	130	971
Long-term debt—current maturities	7,053	7,522
Total	$7,183	$8,797

Long-Term Debt

($ in millions)
At December 31:	Maturities	2020	2019
U.S. dollar debt (weighted-average interest rate at December 31, 2020):*
2.3%	2020	$—	$4,326
1.3%	2021	5,499	8,498
2.6%	2022	6,233	6,289
3.3%	2023	2,395	2,388
3.3%	2024	5,029	5,045
6.8%	2025	631	636
3.3%	2026	4,370	4,350
3.0%	2027	2,219	969
6.5%	2028	313	313
3.5%	2029	3,250	3,250
2.0%	2030	1,350	—
5.9%	2032	600	600
8.0%	2038	83	83
4.5%	2039	2,745	2,745
2.9%	2040	650	—
4.0%	2042	1,107	1,107
7.0%	2045	27	27
4.7%	2046	650	650
4.3%	2049	3,000	3,000
3.0%	2050	750	—
7.1%	2096	316	316
		$41,218	$44,594
Other currencies (weighted-average interest rate at December 31, 2020, in parentheses):*
Euro (1.1%)	2021-2040	$18,355	$14,306
Pound sterling (2.6%)	2021-2022	411	1,390
Japanese yen (0.3%)	2022-2026	1,409	1,339
Other (3.7%)	2021-2024	324	375
		$61,718	$62,003
Finance lease obligations (1.5%)	2021-2030	296	204
		$62,013	$62,207
Less: net unamortized discount		875	881
Less: net unamortized debt issuance costs		156	142
Add: fair value adjustment**		426	440
		$61,408	$61,624
Less: current maturities		7,053	7,522
Total		$54,355	$54,102

*	Includes notes, debentures, bank loans and secured borrowings.
**

The portion of the company’s fixed-rate debt obligations that is hedged is reflected in the Consolidated Balance Sheet as an amount equal to the sum of the debt’s carrying value and a fair value adjustment representing changes in the fair value of the hedged debt obligations attributable to movements in benchmark interest rates.

Post-Swap Borrowing (Long-Term Debt, Including Current Portion)

($ in millions)
	2020		2019
		Weighted-Average		Weighted-Average
For the year ended December 31:	Amount	Interest Rate	Amount	Interest Rate
Fixed-rate debt	$53,442	2.7%	$52,169	2.9%
Floating-rate debt*	7,966	1.1%	9,455	2.2%
Total	$61,408		$61,624

*

Includes $2,975 million in 2020 and 2019 of notional interest rate swaps that effectively convert fixed-rate long-term debt into floating-rate debt. Refer to note T, “Derivative Financial Instruments,” for additional information.

Pre-swap annual contractual obligations of long-term debt outstanding

($ in millions)
Total
2021	$7,053
2022	7,345
2023	5,807
2024	6,506
2025	4,282
Thereafter	31,020
Total	$62,013

Interest on Debt

($ in millions)
For the year ended December 31:	2020	2019	2018
Cost of financing	$451	$608	$757
Interest expense	1,288	1,344	723
Interest capitalized	6	5	3
Total interest paid and accrued	$1,745	$1,957	$1,482